Average Annual Total Returns - The Gabelli Growth Fund	Apr. 30, 2021
StandardPoorsIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class A Shares
Average Annual Return:
1 Year	31.11%
5 Years	18.99%
10 Years	15.17%
Class AAA Shares
Average Annual Return:
1 Year	39.12%
5 Years	20.41%
10 Years	15.86%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	36.83%
5 Years	18.50%
10 Years	14.60%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	24.59%
5 Years	16.16%
10 Years	13.06%
Class C Shares
Average Annual Return:
1 Year	37.09%
5 Years	19.51%
10 Years	14.99%
Class I Shares
Average Annual Return:
1 Year	39.48%
5 Years	20.71%
10 Years	16.15%